DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2015
DEFERRED REVENUES [Abstract]
Reconciliation of Deferred Revenue
	December 31,
	2015	2014

Balance at the beginning of the year	$17,836	$16,462
Deferral of new sales	22,616	14,910
Recognition of previously deferred revenue	(24,341)	(13,001)
Foreign currency translation adjustments	(235)	(535)

Balance at the end of the year	$15,876	$17,836